Significant accounting policies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 28, 2024	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Number of shares issued	441,321,663,000	439,701,921,000
Assets	R$ 98,611,518	R$ 76,429,717
Liabilities	88,218,556	67,357,410
Equity	10,392,962	9,072,307	R$ 7,596,691		R$ 7,089,104
Other comprehensive income	97,230	(223,342)	149,813
Revenues	8,400,938	6,400,165	4,752,576
Profit (loss)	1,397,321	972,841	352,260
Dividends paid	R$ (243,696)	R$ (82,080)	R$ (23,600)
Buildings, Furniture And Equipment
Disclosure of subsidiaries [line items]
Useful life, property	10 years
Computer equipment [member]
Disclosure of subsidiaries [line items]
Useful life, property	5 years
Inter and Co Participações Ltda.
Disclosure of subsidiaries [line items]
Number of shares issued	13,196,995
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Inter and Co Participações Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Inter and Co Participações Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
INTRGLOBALEU Serviços Administrativos, LDA [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	1
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
INTRGLOBALEU Serviços Administrativos, LDA [Member] | Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Functional currency	EUR
INTRGLOBALEU Serviços Administrativos, LDA [Member] | PORTUGAL
Disclosure of subsidiaries [line items]
Country	Portugal
Inter Us Holding, LLC [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	100
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Inter Us Holding, LLC [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Functional currency	US$
Inter Us Holding, LLC [Member] | UNITED STATES
Disclosure of subsidiaries [line items]
Country	USA
InterHoldingFinanceiraS.a. [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	401,207,704
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
InterHoldingFinanceiraS.a. [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
InterHoldingFinanceiraS.a. [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brasil
Inter Marketplace Intermediacão de negócios e Serviços Ltda [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	16,984,271,386
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Inter Marketplace Intermediacão de negócios e Serviços Ltda [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Inter Marketplace Intermediacão de negócios e Serviços Ltda [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
Landbank Fundo de Investimento em Direitos Creditórios de Responsabilidade Limitada [Member]
Disclosure of subsidiaries [line items]
Number of shares issued				578,818,030
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Landbank Fundo de Investimento em Direitos Creditórios de Responsabilidade Limitada [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Landbank Fundo de Investimento em Direitos Creditórios de Responsabilidade Limitada [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
Inter&Co Solutions [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	16,000,000
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Inter&Co Solutions [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Inter&Co Solutions [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
Inter Digital Assets – Sociedade Prestadora de Serviços de Ativos Virtuais Ltda. [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	6,000,000
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Inter Digital Assets – Sociedade Prestadora de Serviços de Ativos Virtuais Ltda. [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Inter Digital Assets – Sociedade Prestadora de Serviços de Ativos Virtuais Ltda. [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
Banco Inter S.A.
Disclosure of subsidiaries [line items]
Number of shares issued	2,593,598,009
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Banco Inter S.A. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Banco Inter S.A. | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
Inter Distribuidora de Ttulos e Valores Mobilirios Ltda.
Disclosure of subsidiaries [line items]
Number of shares issued	335,000,000
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Inter Distribuidora de Ttulos e Valores Mobilirios Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Inter Distribuidora de Ttulos e Valores Mobilirios Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
Inter Digital Corretora e Consultoria de Seguros Ltda.
Disclosure of subsidiaries [line items]
Number of shares issued	60,000
Proportion of ownership interest in subsidiary	60.00%	60.00%	60.00%
Inter Digital Corretora e Consultoria de Seguros Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Inter Digital Corretora e Consultoria de Seguros Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
Inter Titulos Fundo De Investimento [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	0
Proportion of ownership interest in subsidiary	0.00%	97.19%	98.30%
Inter Titulos Fundo De Investimento [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Inter Titulos Fundo De Investimento [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	0
Proportion of ownership interest in subsidiary	0.00%	65.17%	86.46%
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
TBI Fundo De Investimento Renda Fixa Credito Privado
Disclosure of subsidiaries [line items]
Number of shares issued	230,278,086
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
TBI Fundo De Investimento Renda Fixa Credito Privado | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
TBI Fundo De Investimento Renda Fixa Credito Privado | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
TBI Fundo De Investimento Crdito Privado Investimento Exterior
Disclosure of subsidiaries [line items]
Number of shares issued	15,000,000
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
TBI Fundo De Investimento Crdito Privado Investimento Exterior | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
TBI Fundo De Investimento Crdito Privado Investimento Exterior | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
IG Fundo de Investimento Renda Fixa Crédito Privado (c) [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	21,506,555
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
IG Fundo de Investimento Renda Fixa Crédito Privado (c) [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
IG Fundo de Investimento Renda Fixa Crédito Privado (c) [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	59,027
Proportion of ownership interest in subsidiary	97.86%	91.29%	99.11%
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
IM Designs Desenvolvimento de Software Ltda.
Disclosure of subsidiaries [line items]
Number of shares issued	0
Proportion of ownership interest in subsidiary	0.00%	50.00%	50.00%
IM Designs Desenvolvimento de Software Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
IM Designs Desenvolvimento de Software Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
Meu Acerto
Disclosure of subsidiaries [line items]
Number of shares issued	60,000,000
Proportion of ownership interest in subsidiary	60.00%	60.00%	60.00%
Meu Acerto | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Meu Acerto | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
Inter&Co Payments, Inc [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	1,000
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Inter&Co Payments, Inc [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Functional currency	US$
Inter&Co Payments, Inc [Member] | UNITED STATES
Disclosure of subsidiaries [line items]
Country	USA
Inter Asset Gestao de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	750,814
Proportion of ownership interest in subsidiary	70.87%	70.87%	70.87%
Inter Asset Gestao de Recursos Ltda [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Inter Asset Gestao de Recursos Ltda [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
Inter Caf Ltda.
Disclosure of subsidiaries [line items]
Number of shares issued	20,010,000
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Inter Caf Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Inter Caf Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
Inter Boutiques Ltda.
Disclosure of subsidiaries [line items]
Number of shares issued	9,010,008
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Inter Boutiques Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Inter Boutiques Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
Inter Food Ltda.
Disclosure of subsidiaries [line items]
Number of shares issued	7,000,000
Proportion of ownership interest in subsidiary	70.00%	70.00%	70.00%
Inter Food Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Inter Food Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
Inter Viagens e Entretenimento Ltda. [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	94,515,000
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Inter Viagens e Entretenimento Ltda. [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Inter Viagens e Entretenimento Ltda. [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
Inter Conectividade Ltda. [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	33,533,805
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Inter Conectividade Ltda. [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Inter Conectividade Ltda. [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
Inter US Management, LLC [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	100,000
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Inter US Management, LLC [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Functional currency	US$
Inter US Management, LLC [Member] | UNITED STATES
Disclosure of subsidiaries [line items]
Country	USA
Inter US Finance, LLC [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	100,000
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Inter US Finance, LLC [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Functional currency	US$
Inter US Finance, LLC [Member] | UNITED STATES
Disclosure of subsidiaries [line items]
Country	USA
Inter&Co Securities, LLC [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	0
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Inter&Co Securities, LLC [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Functional currency	US$
Inter&Co Securities, LLC [Member] | UNITED STATES
Disclosure of subsidiaries [line items]
Country	USA
Inter&Co Tecnologia e Serviços Financeiros Ltda [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	9,896,122,671
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Inter&Co Tecnologia e Serviços Financeiros Ltda [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Inter&Co Tecnologia e Serviços Financeiros Ltda [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
Inter Pag Instituição de Pagamento S.A [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	1,654,582,386
Proportion of ownership interest in subsidiary	100.00%	100.00%	50.00%
Inter Pag Instituição de Pagamento S.A [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Inter Pag Instituição de Pagamento S.A [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
Inter & Co Us advisors, LLC [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	0
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Inter & Co Us advisors, LLC [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Functional currency	US$
Inter & Co Us advisors, LLC [Member] | UNITED STATES
Disclosure of subsidiaries [line items]
Country	USA
Inter Hedge Fundo de Investimento Imobiliário [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	19,973,705
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Inter Hedge Fundo de Investimento Imobiliário [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Inter Hedge Fundo de Investimento Imobiliário [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil
Inter Oportunidade Imobiliária Fundo de Investimento [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	1,785,939
Proportion of ownership interest in subsidiary	63.78%	0.00%	0.00%
Inter Oportunidade Imobiliária Fundo de Investimento [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency	BRL
Inter Oportunidade Imobiliária Fundo de Investimento [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country	Brazil